Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2023
Entity Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	0001587982
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 26, 2024
Document Effective Date	Apr. 30, 2024
Prospectus Date	Apr. 30, 2024
Kennedy Capital ESG SMID Cap Fund | Institutional Class Shares
Prospectus:
Trading Symbol	KESGX
Kennedy Capital ESG SMID Cap Fund | Investor Class Shares
Prospectus:
Trading Symbol	ESGSX
Kennedy Capital Small Cap Growth Fund | Investor Class Shares
Prospectus:
Trading Symbol	KSGRX
Kennedy Capital Small Cap Growth Fund | Institutional Class I Shares
Prospectus:
Trading Symbol	KGROX
Kennedy Capital Small Cap Value Fund | Investor Class Shares
Prospectus:
Trading Symbol	KSVLX
Kennedy Capital Small Cap Value Fund | Institutional Class Shares
Prospectus:
Trading Symbol	KVALX